LONG-TERM DEBT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowings [abstract]
National Bank of Canada mortgage variable interest of bank rate plus 0.65%	$ 2,503,064	$ 0
Less: current portion	(2,503,064)	0
Long-term portion	$ 0	$ 0
Maturity Date	February 2019